Other Reserves (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Other Reserves Attributable to Royal Dutch Shell Plc Shareholders

OTHER RESERVES

$ million	Merger reserve	Share premium reserve	Capital redemption reserve	Share plan reserve	Accumulated other comprehensive income	Total
At January 1, 2019	37,298	154	95	1,098	(22,030)	16,615
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders	—	—	—	—	(2,534)	(2,534)
Transfer from other comprehensive income	—	—	—	—	(102)	(102)
Repurchases of shares	—	—	12	—	—	12
Share-based compensation	—	—	—	(276)	—	(276)
At June 30, 2019	37,296	154	107	821	(24,664)	13,715
At January 1, 2018	37,298	154	84	1,440	(22,182)	16,794
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders	—	—	—	—	(877)	(877)
Transfer from other comprehensive income	—	—	—	—	(1,134)	(1,134)
Repurchases of shares	—	—	—	—	—	—
Share-based compensation	—	—	—	(107)	—	(107)
At June 30, 2018	37,298	154	84	1,333	(24,193)	14,676